Stradley Ronon Stevens & Young, LLP 1250 Connecticut Avenue, N.W., Suite 500 Washington, DC 20036 Telephone 202.822.9611 Fax 202.822.0140 www.stradley.com

Jessica D. Burt, Esquire

202.419.8409

jburt@stradley.com

November 2, 2018

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re: Nationwide Mutual Funds

       File No. 811-08495

Ladies and Gentlemen:

Pursuant to Section 8(b) of the Investment Company Act of 1940, as amended, submitted electronically via the EDGAR system, please find enclosed Amendment No. 244 (“Amendment”) to the Registration Statement of Nationwide Mutual Funds (the “Trust” or “Registrant”) on Form N-1A. The Amendment is being filed in order to register the Nationwide Multi-Cap Portfolio (the “Fund”), a new series of the Registrant.

As noted on the facing sheet, the Amendment relates only to the Fund and does not affect the Trust’s other series.

Please direct questions or comments relating to this filing to me at the above-referenced telephone number.

Very truly yours,

/s/Jessica D. Burt
Jessica D. Burt, Esquire

A Pennsylvania Limited Liability Partnership